Equity Investments (Details)			12 Months Ended
	Oct. 25, 2023 CNY (¥)	Oct. 25, 2023 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 USD ($)	Jan. 20, 2025 CNY (¥)	Jan. 20, 2025 USD ($)	Sep. 30, 2024 USD ($)
Investment paid			¥ 38,828,840		$ 5,464,618
Investment losses under equity method			¥ 113,936	$ 15,907
Bank deposits					$ 6,891,243	¥ 10,500,000	$ 1,477,729
recognized loss				$ 35,068
Nanjing Cesun Power Co., Ltd [Member]
Committed to invest	¥ 43,321,800	$ 6,000,000
Investment equity lake			20.00%		20.00%	40.00%	40.00%